SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
19. SEGMENTED INFORMATION
(a) Segment revenues and results
The Company manages its reportable operating segments by operating mines, development projects and exploration projects. Operating results of reportable operating segments are reviewed by the Company's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2018
(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Corporate	Other (1)	Discontinued Operations (3)	Total
OPERATING SEGMENT RESULTS
Gold revenues	270.6	83.8	13.8	-	-	-	368.2
Copper revenues	-	226.1	-	-	-	-	226.1
Silver revenues	3.8	4.2	2.2	-	-	-	10.2
Total revenues (2)	274.4	314.1	16.0	-	-	-	604.5
Operating expenses	179.9	104.3	41.2	-	-	-	325.4
Depreciation and depletion	78.3	158.2	3.4	-	-	-	239.9
Revenue less cost of goods sold	16.2	51.6	(28.6)	-	-	-	39.2
Corporate administration	-	-	-	23.2	-	-	23.2
Corporate restructuring (4)	-	-	-	4.1	-	-	4.1
Share-based payment expenses	-	-	-	0.7	-	-	0.7
Asset impairment	836.6	-	-	-	218.2	-	1,054.8
Exploration and business development	0.5	0.5	-	1.9	0.1	-	3.0
(Loss) income from operations	(820.9)	51.1	(28.6)	(29.9)	(218.3)	-	(1,046.6)
Finance income	0.2	0.1	0.1	1.1	-	-	1.5
Finance costs	(3.0)	(1.4)	(0.8)	(63.6)	(0.2)	-	(69.0)
Other gains (losses)	12.1	(0.8)	(0.5)	7.1	0.2	-	18.1
(Loss) earnings before taxes	(811.6)	49.0	(29.8)	(85.3)	(218.3)	-	(1,096.0)
Income tax recovery (expense)	(39.6)	31.3	0.1	0.9	32.5	-	25.2
(Loss) earnings from continuing operations	(851.2)	80.3	(29.7)	(84.4)	(185.8)	-	(1,070.8)
Loss from discontinued operations, net of tax	-	-	-	-	-	(154.9)	(154.9)
Net (loss) earnings	(851.2)	80.3	(29.7)	(84.4)	(185.8)	(154.9)	(1,225.7)
1.	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2018.
3.	Refer to Note 15 for further information on discontinued operations.
4.	In 2018, the Company recognized a restructuring charge of approximately $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.

Year ended December 31, 2017
(in millions of U.S. dollars)	Rainy River	New Afton	Cerro San Pedro	Corporate	Other (1)	Discontinued Operations (3)	Total
OPERATING SEGMENT RESULTS
Gold revenues	33.6	94.1	42.5	-	-	-	170.2
Copper revenues	-	203.8	-	-	-	-	203.8
Silver revenues	0.7	4.1	9.9	-	-	-	14.7
Total revenues (2)	34.3	302.0	52.4	-	-	-	388.7
Operating expenses	38.5	107.1	52.7	-	-	-	198.3
Depreciation and depletion	14.1	139.3	6.7	-	-	-	160.1
Revenue less cost of goods sold	(18.3)	55.6	(7.0)	-	-	-	30.3
Corporate administration	-	-	-	23.7	-	-	23.7
Corporate restructuring (4)	-	-	-	4.2	-	-	4.2
Share-based payment expenses	-	-	-	5.1	-	-	5.1
Asset impairment	268.4	-	-	-	-	-	268.4
Exploration and business development	2.2	1.4	-	0.6	2.2	-	6.4
(Loss) income from operations	(288.9)	54.2	(7.0)	(33.6)	(2.2)	-	(277.5)
Finance income	-	-	0.2	0.9	-	-	1.1
Finance costs	(1.7)	(1.0)	(0.5)	(9.4)	(0.2)	-	(12.8)
Other gains (losses)	12.2	2.4	(1.2)	0.3	32.9	-	46.6
(Loss) earnings before taxes	(278.4)	55.6	(8.5)	(41.8)	30.5	-	(242.6)
Income tax (expense) recovery	86.0	(0.2)	(0.7)	2.9	(3.4)	-	84.6
(Loss) earnings from continuing operations	(192.4)	55.4	(9.2)	(38.9)	27.1	-	(158.0)
Earnings from discontinued operations, net of tax	-	-	-	-	-	50.0	50.0
Net earnings (loss)	(192.4)	55.4	(9.2)	(38.9)	27.1	50.0	(108.0)
1.	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
2.	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
3.	Refer to Note 15 for further information on discontinued operations
4.	In 2017, the Company recognized a restructuring charge of approximately $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.

(b) Segmented assets and liabilities
The following table presents the segmented assets and liabilities:

	Total assets		Total liabilities		Capital expenditures (1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2018	2017	2018	2017	2018	2017
SEGMENTED ASSETS AND LIABILITIES
Rainy River	986.0	1,774.2	313.6	454.4	170.6	499.3
New Afton	730.9	874.5	61.4	147.8	35.9	42.2
Mesquite	-	482.3	-	96.3	-	-
Cerro San Pedro	12.8	43.9	25.8	26.7	-	0.7
Blackwater	341.4	560.8	16.4	56.9	7.3	11.3
Other (2)	98.5	172.6	793.1	1,032.9	0.1	0.7
	2,169.6	3,908.3	1,210.3	1,815.0	213.9	554.2
Assets and liabilities held for sale and capital expenditures from discontinued operations (Note 15)	-	109.0	-	62.8	13.2	47.5
Total assets, liabilities and capital expenditures	2,169.6	4,017.3	1,210.3	1,877.8	227.1	601.7
1.	Capital expenditures per consolidated statement of cash flows.
2.	Other includes corporate balance and exploration properties.

(c) Geographical information
The Company operates in two principal geographical areas - Canada (country of domicile) and Mexico. The Company previously operated in the United States and Australia. The Company's revenue by location of operations and information about the Company’s non-current assets by location of assets are detailed below for the years ended December 31, 2018 and 2017.

Revenue (1)			Non-current assets (2)
(in millions of U.S. dollars)	2018	2017	2018	2017
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Canada	588.5	336.3	1,868.3	2,971.0
United States (3)	-	-	-	302.4
Australia (3)	-	-	-	85.3
Mexico	16.0	52.4	-	5.1
Other	-	-	-	0.6
Total	604.5	388.7	1,868.3	3,364.4
1.	Presented based on the location in which the sale originated.
2.	Non-current assets exclude financial instruments (investments, reclamation deposits and other) and deferred tax assets.
3.	For the years ended December 31, 2018 and 2017, revenue from Peak Mines and Mesquite is included in earnings from discontinued operations.

(d) Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales for the following periods. The following five customers represent 79% (2017 – three customers representing 68%) of the Company’s sales revenue for the years ended December 31.

	Year ended December 31
(in millions of U.S. dollars)		2018
CUSTOMER	REPORTING SEGMENT
1	Rainy River	137.9
2	New Afton	109.9
3	New Afton	94.2
4	Rainy River	78.0
5	New Afton	70.7
Total sales to customers exceeding 10% of annual sales (2)		490.7

	Year ended December 31
(in millions of U.S. dollars)		2017
CUSTOMER	REPORTING SEGMENT
1	New Afton	125.5
2	New Afton	99.8
3	Rainy River (1)	34.3
	Cerro San Pedro (1)	4.4
Total sales to customers exceeding 10% of annual sales (2)		264.0
1.	For the year ended December 31, 2017, Rainy River and Cerro San Pedro sold to the same customer.
2.	Amounts presented exclude sales generated from Peak Mines and Mesquite, which have been classified as discontinued operations.

The Company is not economically dependent on a limited number of customers for the sale of its product because gold and other metals can be sold through numerous commodity market traders worldwide. Refer to Note 21(a) for further discussion on the Company’s exposure to credit risk.